UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.30%

Aerospace & Defense 5.88%

General Dynamics Corp.	44,900	$5,534
Lockheed Martin Corp.	240,861	41,910
United Technologies Corp.	689,600	74,463
Total		121,907

Air Freight & Logistics 0.68%

FedEx Corp.	94,635	13,995

Auto Components 0.99%

Johnson Controls, Inc.	422,300	20,612

Beverages 3.47%

Coca-Cola Co. (The)	401,279	16,741
PepsiCo, Inc.	598,202	55,328
Total		72,069

Building Products 0.10%

A.O. Smith Corp.	41,900	2,056

Capital Markets 1.82%

Eaton Vance Corp.	63,402	2,483
Franklin Resources, Inc.	571,657	32,310
SEI Investments Co.	75,279	2,853
Total		37,646

Chemicals 6.55%

Airgas, Inc.	83,000	9,162
Albemarle Corp.	216,142	13,742
International Flavors & Fragrances, Inc.	22,500	2,286
Monsanto Co.	549,849	63,590
PPG Industries, Inc.	164,468	33,857
Praxair, Inc.	15,837	2,083
RPM International, Inc.	162,759	7,671
Valspar Corp. (The)	42,666	3,446
Total		135,837

Communications Equipment 3.10%

QUALCOMM, Inc.	845,726	64,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

Investments	Shares	Fair Value (000)
Containers & Packaging 0.31%

AptarGroup, Inc.	34,068	$2,186
Bemis Co., Inc.	52,711	2,147
Sonoco Products Co.	51,700	2,128
Total		6,461

Diversified Telecommunication Services 2.41%

AT&T, Inc.	1,428,664	49,946

Electric: Utilities 4.57%

Edison International	274,600	16,240
NextEra Energy, Inc.	321,567	31,658
Northeast Utilities	128,522	5,898
PPL Corp.	297,469	10,301
Westar Energy, Inc.	197,000	7,275
Xcel Energy, Inc.	728,500	23,349
Total		94,721

Electrical Equipment 1.41%

Emerson Electric Co.	456,288	29,212

Energy Equipment & Services 1.34%

Helmerich & Payne, Inc.	265,508	27,892

Food & Staples Retailing 6.95%

CVS Caremark Corp.	141,500	11,242
Sysco Corp.	134,300	5,081
Wal-Mart Stores, Inc.	910,270	68,725
Walgreen Co.	978,419	59,214
Total		144,262

Food Products 2.13%

Archer-Daniels-Midland Co.	225,500	11,243
Bunge Ltd.	280,071	23,708
Hormel Foods Corp.	43,200	2,189
J.M. Smucker Co. (The)	20,200	2,073
McCormick & Co., Inc.	72,000	5,018
Total		44,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

Investments	Shares	Fair Value (000)
Gas Utilities 0.96%

AGL Resources, Inc.	45,500	$2,426
Atmos Energy Corp.	122,100	6,173
UGI Corp.	213,100	11,290
Total		19,889

Health Care Equipment & Supplies 3.92%

Becton, Dickinson & Co.	162,780	19,073
C.R. Bard, Inc.	189,597	28,144
Medtronic, Inc.	532,803	34,019
Total		81,236

Health Care Providers & Services 1.76%

Cardinal Health, Inc.	494,952	36,478

Hotels, Restaurants & Leisure 2.73%

McDonald’s Corp.	603,526	56,562

Household Durables 0.15%

Leggett & Platt, Inc.	89,033	3,124

Household Products 4.16%

Kimberly-Clark Corp.	591,215	63,851
Procter & Gamble Co. (The)	269,800	22,423
Total		86,274

Industrial Conglomerates 3.15%

3M Co.	453,110	65,248

Information Technology Services 3.31%

International Business Machines Corp.	356,550	68,565

Insurance 4.12%

ACE Ltd. (Switzerland)(a)	416,421	44,278
Aflac, Inc.	525,565	32,185
Brown & Brown, Inc.	64,800	2,114
PartnerRe Ltd.	62,000	6,925
Total		85,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

Investments	Shares	Fair Value (000)
Leisure Product 0.85%

Hasbro, Inc.	335,732	$17,678

Machinery 5.03%

Caterpillar, Inc.	184,605	20,135
CLARCOR, Inc.	33,270	2,103
Deere & Co.	561,100	47,183
Donaldson Co., Inc.	69,968	2,929
Lincoln Electric Holdings, Inc.	42,931	3,053
Parker-Hannifin Corp.	22,600	2,610
Stanley Black & Decker, Inc.	238,000	21,777
Valmont Industries, Inc.	32,400	4,560
Total		104,350

Metals & Mining 0.43%

Nucor Corp.	163,800	8,898

Multi-Line Retail 0.26%

Target Corp.	91,000	5,466

Multi-Utilities 1.20%

Alliant Energy Corp.	46,800	2,737
Consolidated Edison, Inc.	187,900	10,878
SCANA Corp.	218,251	11,336
Total		24,951

Oil, Gas & Consumable Fuels 8.54%

Chevron Corp.	634,262	82,105
EOG Resources, Inc.	27,034	2,970
Murphy Oil Corp.	310,882	19,421
Occidental Petroleum Corp.	577,697	59,925
ONEOK, Inc.	182,000	12,776
Total		177,197

Pharmaceuticals 3.65%

AbbVie, Inc.	968,607	53,545
Johnson & Johnson	214,523	22,252
Total		75,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

Investments	Shares	Fair Value (000)
Professional Services 0.13%

Robert Half International, Inc.	53,500	$2,686

Road & Rail 1.88%

Norfolk Southern Corp.	363,518	38,896

Semiconductors & Semiconductor Equipment 4.55%

Intel Corp.	2,174,100	75,919
Microchip Technology, Inc.	379,967	18,554
Total		94,473

Specialty Retail 4.00%

Best Buy Co., Inc.	216,421	6,902
Lowe’s Cos., Inc.	1,158,675	60,842
Ross Stores, Inc.	170,744	12,878
Tiffany & Co.	23,700	2,392
Total		83,014

Textiles, Apparel & Luxury Goods 1.47%

NIKE, Inc. Class B	28,100	2,207
VF Corp.	440,114	28,220
Total		30,427

Thrifts & Mortgage Finance 0.12%

People’s United Financial, Inc.	163,154	2,439

Tobacco 1.01%

Altria Group, Inc.	485,415	20,912

Water Utilities 0.11%

Aqua America, Inc.	92,511	2,314

Wireless Telecommunication Services 0.10%

Telephone & Data Systems, Inc.	80,921	2,131

Total Common Stocks (cost $1,849,829,397)		2,059,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $9,450,000 of Federal Home Loan Mortgage Corp. at 1.00% due 7/25/2017; value: $9,414,563; proceeds: $9,227,757 (cost $9,227,757)	$9,228	$9,228

Total Investments in Securities 99.74% (cost $1,859,057,154)		2,068,942

Cash and Other Assets in Excess of Liabilities(b) 0.26%		5,391

Net Assets 100.00%		$2,074,333

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2014	84	Long	$8,405,880	$189,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,059,714	$—	$—	$2,059,714
Repurchase Agreement	—	9,228	—	9,228
Total	$2,059,714	$9,228	$—	$2,068,942
Other Financial Instruments
Futures Contracts
Assets	$190	$—	$—	$190
Liabilities	—	—	—	—
Total	$190	$—	$—	$190

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.93%

Aerospace & Defense 0.86%

TransDigm Group, Inc.	33,582	$6,313

Auto Components 0.89%

BorgWarner, Inc.	104,401	6,493

Automobiles 0.97%

Harley-Davidson, Inc.	111,360	7,078

Banks 2.80%

Comerica, Inc.	85,655	4,312
East West Bancorp, Inc.	145,343	5,064
First Republic Bank	105,183	5,143
SVB Financial Group*	53,924	6,003
Total		20,522

Beverages 1.06%

Monster Beverage Corp.*	87,822	7,764

Biotechnology 2.59%

Alkermes plc (Ireland)*(a)	65,836	2,945
Incyte Corp.*	65,346	3,542
Intercept Pharmaceuticals, Inc.*	5,016	1,453
Medivation, Inc.*	81,070	7,399
Pharmacyclics, Inc.*	29,218	3,634
Total		18,973

Building Products 0.58%

Lennox International, Inc.	51,150	4,284

Capital Markets 3.94%

Affiliated Managers Group, Inc.*	70,112	14,804
Invesco Ltd.	143,085	5,844
TD Ameritrade Holding Corp.	248,355	8,223
Total		28,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

Investments	Shares	Fair Value (000)
Chemicals 1.38%

Huntsman Corp.	212,960	$5,727
RPM International, Inc.	93,679	4,415
Total		10,142

Commercial Services & Supplies 1.83%

Stericycle, Inc.*	62,644	7,445
Tyco International Ltd. (Switzerland)(a)	134,281	5,992
Total		13,437

Communications Equipment 1.60%

F5 Networks, Inc.*	54,683	6,791
Palo Alto Networks, Inc.*	57,903	4,921
Total		11,712

Containers & Packaging 0.60%

Ball Corp.	68,629	4,399

Distributors 0.83%

LKQ Corp.*	213,234	6,056

Diversified Financial Services 1.56%

Moody’s Corp.	121,831	11,400

Electrical Equipment 1.36%

AMETEK, Inc.	187,826	9,944

Energy Equipment & Services 1.78%

Cameron International Corp.*	99,369	7,386
Helmerich & Payne, Inc.	28,825	3,028
Oceaneering International, Inc.	37,278	2,593
Total		13,007

Food Products 3.68%

Hershey Co. (The)	78,792	7,203
Keurig Green Mountain, Inc.	50,486	6,731
Mead Johnson Nutrition Co.	136,290	13,029
Total		26,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.17%

Cooper Cos., Inc. (The)	61,814	$10,078
Sirona Dental Systems, Inc.*	78,888	6,430
St. Jude Medical, Inc.	101,877	6,682
Total		23,190

Health Care Providers & Services 5.67%

Centene Corp.*	63,270	4,943
Community Health Systems, Inc.*	113,713	6,172
Envision Healthcare Holdings, Inc.*	335,631	12,271
HCA Holdings, Inc.*	47,008	3,282
Henry Schein, Inc.*	30,404	3,639
Universal Health Services, Inc. Class B	97,927	11,207
Total		41,514

Hotels, Restaurants & Leisure 3.48%

Hilton Worldwide Holdings, Inc.*	99,690	2,524
MGM Resorts International*	133,438	3,265
Starwood Hotels & Resorts Worldwide, Inc.	150,631	12,734
Wynn Resorts Ltd.	36,280	6,998
Total		25,521

Industrial Conglomerates 1.55%

Roper Industries, Inc.	75,293	11,336

Information Technology Services 3.11%

Alliance Data Systems Corp.*	33,644	8,904
FleetCor Technologies, Inc.*	49,014	7,043
Vantiv, Inc. Class A*	218,842	6,845
Total		22,792

Insurance 1.07%

Lincoln National Corp.	142,303	7,832

Internet & Catalog Retail 0.96%

TripAdvisor, Inc.*	70,717	7,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

Investments	Shares	Fair Value (000)
Internet Software & Services 5.33%

Akamai Technologies, Inc.*	171,535	$10,364
LinkedIn Corp. Class A*	56,817	12,826
Pandora Media, Inc.*	144,530	3,908
Twitter, Inc.*	145,135	7,221
Yelp, Inc.*	57,058	4,703
Total		39,022

Leisure Products 1.90%

Hasbro, Inc.	87,651	4,616
Polaris Industries, Inc.	64,137	9,324
Total		13,940

Life Sciences Tools & Services 2.25%

Agilent Technologies, Inc.	82,607	4,722
Bruker Corp.*	278,217	5,581
Quintiles Transnational Holdings, Inc.*	110,114	6,179
Total		16,482

Machinery 5.67%

Flowserve Corp.	51,800	3,931
IDEX Corp.	121,577	9,354
Ingersoll-Rand plc (Ireland)(a)	102,590	6,176
ITT Corp.	220,273	10,542
SPX Corp.	50,331	5,237
WABCO Holdings, Inc.*	61,025	6,298
Total		41,538

Multi-Line Retail 3.15%

Dollar General Corp.*	103,204	6,604
Macy’s, Inc.	149,804	9,331
Nordstrom, Inc.	103,675	7,180
Total		23,115

Oil, Gas & Consumable Fuels 3.88%

Concho Resources, Inc.*	43,258	6,144
EQT Corp.	55,784	5,526
ONEOK, Inc.	69,885	4,906
Parsley Energy, Inc. Class A*	156,883	3,439
Range Resources Corp.	65,918	5,181
Rice Energy, Inc.*	110,703	3,241
Total		28,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.59%

Mylan, Inc.*	171,684	$8,344
Perrigo Co. plc (Ireland)(a)	71,641	10,656
Total		19,000

Professional Services 3.57%

IHS, Inc. Class A*	83,587	11,908
Nielsen NV (Netherlands)(a)	89,404	4,201
Robert Half International, Inc.	200,571	10,071
Total		26,180

Real Estate Investment Trusts 1.21%

Crown Castle International Corp.	111,246	8,845

Real Estate Management & Development 0.99%

CBRE Group, Inc. Class A*	228,901	7,275

Semiconductors & Semiconductor Equipment 3.39%

Analog Devices, Inc.	66,071	3,377
Avago Technologies Ltd. (Singapore)(a)	104,236	8,557
Microchip Technology, Inc.	189,649	9,261
NXP Semiconductors NV (Netherlands)*(a)	53,140	3,641
Total		24,836

Software 5.63%

Activision Blizzard, Inc.	334,647	7,878
Autodesk, Inc.*	113,321	6,079
Concur Technologies, Inc.*	65,110	6,536
Electronic Arts, Inc.*	151,856	5,746
Red Hat, Inc.*	124,334	7,574
ServiceNow, Inc.*	122,220	7,471
Total		41,284

Specialty Retail 4.80%

AutoZone, Inc.*	13,646	7,353
Tiffany & Co.	67,054	6,769
Tractor Supply Co.	125,955	8,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

Urban Outfitters, Inc.*	175,981	$7,002
Williams-Sonoma, Inc.	85,181	5,602
Total		35,159

Technology Hardware, Storage & Peripheral 1.35%

SanDisk Corp.	100,678	9,862

Textiles, Apparel & Luxury Goods 5.25%

Deckers Outdoor Corp.*	88,822	8,193
Ralph Lauren Corp.	74,148	12,546
Under Armour, Inc. Class A*	93,148	6,368
VF Corp.	177,190	11,361
Total		38,468

Trading Companies & Distributors 0.51%

Air Lease Corp.	98,850	3,746

Wireless Telecommunication Services 1.14%

SBA Communications Corp. Class A*	75,911	8,372

Total Common Stocks (cost $613,208,574)		732,111

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $1,225,000 of Federal Home Loan Mortgage Corp. at 1.00% due 7/25/2017; value: $1,220,406; proceeds: $1,195,821 (cost $1,195,821)	$1,196	1,196

Total Investments in Securities 100.09% (cost $614,404,395)		733,307

Liabilities in Excess of Other Assets (0.09)%		(686)

Net Assets 100.00%		$732,621

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$732,111	$—	$—	$732,111
Repurchase Agreements	—	1,196	—	1,196
Total	$732,111	$1,196	$—	$733,307

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.51%

Aerospace & Defense 3.18%

Astronics Corp.*	188,429	$11,822
Hexcel Corp.*	625,300	25,756
Teledyne Technologies, Inc.*	308,900	29,985
Total		67,563

Airlines 0.78%

American Airlines Group, Inc.	426,021	16,577

Auto Components 1.70%

Gentherm, Inc.*	358,300	17,503
Tenneco, Inc.*	289,800	18,570
Total		36,073

Banks 15.32%

Boston Private Financial Holdings, Inc.	1,589,400	19,295
City National Corp.	260,100	19,736
Columbia Banking System, Inc.	658,500	17,127
PacWest Bancorp	897,400	37,637
Prosperity Bancshares, Inc.	261,900	15,819
Renasant Corp.	721,109	20,862
Signature Bank*	178,800	21,181
South State Corp.	662,449	38,793
Square 1 Financial, Inc. Class A*	10,300	198
SVB Financial Group*	235,000	26,160
UMB Financial Corp.	409,900	23,672
Umpqua Holdings Corp.	1,785,400	31,191
ViewPoint Financial Group, Inc.	564,900	14,716
Western Alliance Bancorp*	1,641,000	38,744
Total		325,131

Building Products 0.60%

Advanced Drainage Systems, Inc.*	673,200	12,771

Capital Markets 2.45%

Ares Management LP	1,056,796	18,895
Evercore Partners, Inc. Class A	200,500	10,272
Stifel Financial Corp.*	476,800	22,829
Total		51,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

Investments	Shares	Fair Value (000)
Chemicals 2.81%

Minerals Technologies, Inc.	626,600	$39,238
PolyOne Corp.	518,700	20,343
Total		59,581

Commercial Services & Supplies 0.67%

Mobile Mini, Inc.	364,800	14,289

Construction & Engineering 2.16%

EMCOR Group, Inc.	591,675	25,560
Primoris Services Corp.	700,500	20,343
Total		45,903

Construction Materials 0.57%

Caesarstone Sdot-Yam Ltd. (Israel)(a)	233,519	12,145

Containers & Packaging 1.94%

AptarGroup, Inc.	280,600	18,000
Berry Plastics Group, Inc.*	531,400	12,812
Silgan Holdings, Inc.	205,500	10,347
Total		41,159

Distributors 0.59%

Core-Mark Holding Co., Inc.	258,389	12,444

Electric: Utilities 1.26%

IDACORP, Inc.	470,000	26,658

Electrical Equipment 0.59%

Encore Wire Corp.	297,500	12,629

Electronic Equipment, Instruments & Components 4.51%

Cognex Corp.*	240,247	10,086
Coherent, Inc.*	474,600	30,597
Littelfuse, Inc.	344,900	31,700
Rogers Corp.*	386,739	23,274
Total		95,657

Energy Equipment & Services 3.46%

Bristow Group, Inc.	301,369	21,994
Frank’s International NV (Netherland)(a)	459,993	9,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)

Gulfmark Offshore, Inc. Class A	454,500	$18,275
Superior Energy Services, Inc.	666,700	23,895
Total		73,433

Food & Staples Retailing 2.22%

Andersons, Inc. (The)	371,504	25,549
Casey’s General Stores, Inc.	299,500	21,471
Total		47,020

Food Products 3.14%

Darling Ingredients, Inc.*	1,608,250	31,007
Diamond Foods, Inc.*	697,000	19,216
Pinnacle Foods, Inc.	510,100	16,507
Total		66,730

Gas Utilities 1.64%

New Jersey Resources Corp.	199,100	10,399
Piedmont Natural Gas Co., Inc.	216,900	8,112
South Jersey Industries, Inc.	283,000	16,400
Total		34,911

Health Care Equipment & Supplies 1.04%

Greatbatch, Inc.*	126,600	5,769
West Pharmaceutical Services, Inc.	374,400	16,260
Total		22,029

Health Care Providers & Services 3.35%

HealthSouth Corp.	561,000	22,098
MEDNAX, Inc.*	338,400	19,373
Team Health Holdings, Inc.*	505,700	29,594
Total		71,065

Health Care Technology 0.40%

Allscripts Healthcare Solutions, Inc.*	568,100	8,394

Hotels, Restaurants & Leisure 1.89%

Cheesecake Factory, Inc. (The)	492,300	22,129
Jack in the Box, Inc.	302,700	17,995
Total		40,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

Investments	Shares	Fair Value (000)
Information Technology Services 1.98%

Cardtronics, Inc.*	272,489	$9,674
ExlService Holdings, Inc.*	403,900	11,014
Jack Henry & Associates, Inc.	369,000	21,332
Total		42,020

Insurance 4.16%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	666,800	24,665
Argo Group International Holdings Ltd.	354,900	18,682
HCC Insurance Holdings, Inc.	364,400	18,271
Hilltop Holdings, Inc.*	940,300	19,906
Maiden Holdings Ltd.	555,013	6,749
Total		88,273

Machinery 3.90%

Barnes Group, Inc.	951,129	32,567
Oshkosh Corp.	634,700	31,532
TriMas Corp.*	591,900	18,763
Total		82,862

Marine 1.23%

Kirby Corp.*	219,500	26,184

Media 0.91%

Cinemark Holdings, Inc.	548,600	19,360

Metals & Mining 2.03%

Commercial Metals Co.	985,000	17,021
Reliance Steel & Aluminum Co.	372,400	26,038
Total		43,059

Oil, Gas & Consumable Fuels 2.32%

Laredo Petroleum, Inc.*	297,750	7,039
Rice Energy, Inc.*	535,017	15,665
Sanchez Energy Corp.*	800,675	26,575
Total		49,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

Investments	Shares	Fair Value (000)
Paper & Forest Products 2.71%

Boise Cascade Co.*	854,100	$25,674
KapStone Paper and Packaging Corp.*	1,037,700	31,899
Total		57,573

Real Estate Investment Trusts 7.17%

First Industrial Realty Trust, Inc.	1,276,330	23,229
LaSalle Hotel Properties	1,020,200	37,288
Parkway Properties, Inc.	566,300	11,751
Pebblebrook Hotel Trust	1,081,000	41,878
Retail Opportunity Investments Corp.	1,315,133	20,832
STAG Industrial, Inc.	736,700	17,261
Total		152,239

Real Estate Management & Development 1.81%

Kennedy-Wilson Holdings, Inc.	1,468,300	38,352

Road & Rail 1.44%

Ryder System, Inc.	338,100	30,544

Semiconductors & Semiconductor Equipment 3.97%

Spansion, Inc. Class A*	1,179,600	26,305
Synaptics, Inc.*	320,901	26,346
Teradyne, Inc.	1,540,700	31,723
Total		84,374

Software 1.64%

Mentor Graphics Corp.	1,591,800	34,717

Specialty Retail 4.15%

ANN, Inc.*	652,200	27,027
Genesco, Inc.*	468,000	37,113
Men’s Wearhouse, Inc. (The)	28,305	1,529
Penske Automotive Group, Inc.	468,300	22,464
Total		88,133

Technology Hardware, Storage & Peripheral 1.51%

Electronics for Imaging, Inc.*	728,253	32,072

Thrifts & Mortgage Finance 0.70%

Essent Group Ltd.*	705,400	14,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 0.61%

WESCO International, Inc.*	154,700	$12,993
Total Common Stocks (cost $1,456,498,302)		2,091,172

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.09%

Repurchase Agreement

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $8,385,000 of Federal Home Loan Mortgage Corp. at 1.00% due 7/25/2017 and $15,370,000 of U.S. Treasury Note at 0.50% due 7/31/2017; Value: $23,531,431; proceeds: $23,068,430 (cost $23,068,430)	$23,068	23,068

Total Investments in Securities 99.60% (cost $1,479,566,732)		2,114,240

Other Assets in Excess of Liabilities 0.40%		8,501

Net Assets 100.00%		$2,122,741

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,091,172	$—	$—	$2,091,172
Repurchase Agreements	—	23,068	—	23,068
Total	$2,091,172	$23,068	$—	$2,114,240

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of August 31, 2014, Calibrated Dividend Growth Fund had open futures contracts.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of August 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$1,862,216,784	$615,549,407	$1,480,306,503
Gross unrealized gain	213,580,855	122,511,649	641,366,732
Gross unrealized loss	(6,855,659)	(4,753,968)	(7,433,246)
Net unrealized security gain	$206,725,196	$117,757,681	$633,933,486

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended August 31, 2014 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of August 31, 2014, Calibrated Dividend Growth Fund had index futures contracts with a cumulated unrealized appreciation of $189,655, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2014